Trade and Other Receivables - Disclosure Of Trade and Other Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Value-added and income tax receivables	$ 29,076	$ 12,181
Trade receivables	17,172
Due from Serabi Gold plc	6,429	12,033
Receivable from Inca One		2,716
Other receivables	3,195	460
Trade and other receivables	$ 55,872	$ 27,390